UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

April 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Hexavest Emerging Markets Equity Fund

Eaton Vance Hexavest Global Equity Fund

Eaton Vance Hexavest International Equity Fund

Eaton Vance Hexavest U.S. Equity Fund

Eaton Vance

Hexavest Global Equity Fund

April 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 80.7%

Security	Shares	Value
Aerospace & Defense — 0.6%
Lockheed Martin Corp.	2,058	$203,927
Northrop Grumman Corp.	1,548	117,246

		$321,173

Air Freight & Logistics — 0.0%(1)
Toll Holdings, Ltd.	3,061	$18,109

		$18,109

Airlines — 0.1%
Qantas Airways, Ltd.(2)	33,465	$65,952

		$65,952

Auto Components — 0.2%
Bridgestone Corp.	1,200	$45,292
Denso Corp.	900	40,357

		$85,649

Automobiles — 2.2%
Daimler AG	652	$36,150
Ford Motor Co.	38,210	523,859
General Motors Co.(2)	15,387	474,535
Honda Motor Co., Ltd.	400	15,961
Nissan Motor Co., Ltd.	3,400	35,470
Toyota Motor Corp.	1,700	98,664
Volkswagen AG, PFC Shares	213	43,256

		$1,227,895

Beverages — 3.1%
Anheuser-Busch InBev NV	608	$58,411
Asahi Group Holdings, Ltd.	2,200	54,708
Cia de Bebidas das Americas ADR, PFC Shares	937	39,373
Coca-Cola Amatil, Ltd.	3,473	54,559
Diageo PLC	5,091	155,467
Heineken NV	800	56,620
Molson Coors Brewing Co., Class B	7,748	399,797
PepsiCo, Inc.	8,391	692,006
Pernod-Ricard SA	878	108,758
SABMiller PLC	1,671	90,162

		$1,709,861

Capital Markets — 1.1%
Credit Suisse Group AG(2)	1,573	$43,684
Deutsche Bank AG	390	17,953
Julius Baer Group, Ltd.(2)	680	27,108
Northern Trust Corp.	2,840	153,133
Partners Group Holding AG	140	35,919
State Street Corp.	5,082	297,144
UBS AG(2)	2,373	42,330

		$617,271

Security	Shares	Value
Chemicals — 0.4%
Akzo Nobel NV	312	$18,817
Asahi Kasei Corp.	3,000	20,167
BASF SE	323	30,237
Givaudan SA(2)	23	29,620
Shin-Etsu Chemical Co., Ltd.	700	47,188
Syngenta AG	104	44,462

		$190,491

Commercial Banks — 5.1%
Australia and New Zealand Banking Group, Ltd.	5,720	$189,030
Banco Bilbao Vizcaya Argentaria SA	106	1,027
Banco Bilbao Vizcaya Argentaria SA	5,924	57,668
Banco Bradesco SA ADR, PFC Shares	1,365	22,645
Banco Santander SA	9,631	69,551
Bank of China, Ltd., Class H	53,000	24,832
Bank of Yokohama, Ltd. (The)	6,000	36,502
Barclays PLC	10,322	46,062
BNP Paribas	321	17,898
Commonwealth Bank of Australia	3,245	247,337
Fifth Third Bancorp	5,806	98,876
HSBC Holdings PLC	24,076	263,680
Industrial & Commercial Bank of China, Ltd., Class H	35,000	24,672
Itau Unibanco Holding SA ADR, PFC Shares	1,400	23,562
KeyCorp	13,139	130,996
Mitsubishi UFJ Financial Group, Inc.	18,500	125,519
Mizuho Financial Group, Inc.	43,800	96,380
National Australia Bank, Ltd.	4,879	172,170
Nordea Bank AB	3,346	40,262
Skandinaviska Enskilda Banken AB, Class A	2,790	28,702
Standard Chartered PLC	3,616	91,005
Sumitomo Mitsui Financial Group, Inc.	2,300	108,715
Sumitomo Mitsui Trust Holding, Inc.	10,000	50,255
Svenska Handelsbanken AB, Class A	865	39,434
Swedbank AB, Class A	1,186	29,204
Turkiye Garanti Bankasi A.S. ADR	1,679	9,419
U.S. Bancorp	2,667	88,758
Wells Fargo & Co.	11,932	453,177
Westpac Banking Corp.	6,393	224,267

		$2,811,605

Commercial Services & Supplies — 0.1%
Brambles, Ltd.	3,316	$30,022

		$30,022

Communications Equipment — 1.7%
Cisco Systems, Inc.	33,548	$701,824
Nokia Oyj	2,707	9,095
Research In Motion, Ltd.(2)	9,310	152,479
Telefonaktiebolaget LM Ericsson, Class B	4,054	50,417

		$913,815

Computers & Peripherals — 1.4%
Apple, Inc.	713	$315,681
Dell, Inc.	11,281	151,165
Hewlett-Packard Co.	13,910	286,546

		$753,392

Security	Shares	Value
Construction & Engineering — 0.1%
Balfour Beatty PLC	2,870	$9,637
Bouygues SA	796	22,243
Skanska AB, Class B	1,274	21,734
Vinci SA	423	20,391

		$74,005

Containers & Packaging — 0.1%
Amcor, Ltd.	6,694	$68,746

		$68,746

Diversified Financial Services — 1.0%
ING Groep NV(2)	3,124	$25,735
Investor AB, Class B	1,720	51,010
JPMorgan Chase & Co.	7,882	386,297
ORIX Corp.	3,760	57,694

		$520,736

Diversified Telecommunication Services — 5.8%
AT&T, Inc.	30,683	$1,149,385
BCE, Inc.	5,111	239,405
Belgacom SA	513	11,811
BT Group PLC	24,380	104,825
Chunghwa Telecom Co., Ltd. ADR	556	17,925
Deutsche Telekom AG	3,589	42,509
France Telecom SA	9,253	98,816
Inmarsat PLC	1,954	21,964
Nippon Telegraph & Telephone Corp.	3,100	154,163
Singapore Telecommunications, Ltd.	21,000	66,931
Swisscom AG	240	113,045
Telefonica SA	3,127	45,786
Telenor ASA	5,423	122,207
TeliaSonera AB	16,733	115,454
Telstra Corp., Ltd.	23,019	118,887
Verizon Communications, Inc.	11,216	604,655
Vivendi SA	6,249	141,552

		$3,169,320

Electric Utilities — 4.8%
American Electric Power Co., Inc.	7,058	$362,993
Chubu Electric Power Co., Inc.	1,100	14,241
Duke Energy Corp.	6,084	457,517
Edison International	4,716	253,721
Enel SpA	5,394	20,861
Entergy Corp.	3,953	281,572
Exelon Corp.	9,101	341,378
FirstEnergy Corp.	1,724	80,338
Iberdrola SA	1,956	10,516
Korea Electric Power Corp. ADR(2)	1,146	16,411
NextEra Energy, Inc.	4,966	407,361
Northeast Utilities	1,870	84,767
Pinnacle West Capital Corp.	1,441	87,757
PPL Corp.	5,708	190,533
Southern Co. (The)	682	32,893

		$2,642,859

Security	Shares	Value
Electrical Equipment — 0.5%
ABB, Ltd.(2)	5,712	$129,530
Alstom SA	934	38,358
Mitsubishi Electric Corp.	4,000	38,134
Nidec Corp.	500	34,003
Schneider Electric SA	449	34,230

		$274,255

Electronic Equipment, Instruments & Components — 0.2%
Hitachi, Ltd.	3,310	$21,154
Hon Hai Precision Industry Co., Ltd. GDR(3)	2,344	11,989
Hoya Corp.	1,400	28,051
Kyocera Corp.	400	40,689

		$101,883

Energy Equipment & Services — 1.5%
Baker Hughes, Inc.	6,090	$276,425
Halliburton Co.	11,068	473,378
Nabors Industries, Ltd.	4,892	72,353

		$822,156

Food & Staples Retailing — 6.6%
Aeon Co., Ltd.	3,500	$49,551
Casino Guichard-Perrachon SA	321	34,721
Delhaize Group SA	369	23,090
FamilyMart Co., Ltd.	1,200	54,841
J Sainsbury PLC	2,196	13,014
Koninklijke Ahold NV	824	13,017
Kroger Co. (The)	8,430	289,823
Lawson, Inc.	700	55,114
Metro AG	368	11,494
Safeway, Inc.	11,420	257,178
Seven & i Holdings Co., Ltd.	2,400	92,319
Sysco Corp.	4,322	150,665
Tesco PLC	27,784	158,035
Wal-Mart de Mexico SAB de CV, Series V ADR	344	10,863
Wal-Mart Stores, Inc.	11,673	907,225
Walgreen Co.	24,196	1,197,944
Wesfarmers, Ltd.	3,123	140,498
WM Morrison Supermarkets PLC	5,711	25,918
Woolworths, Ltd.	3,025	114,252

		$3,599,562

Food Products — 3.2%
Archer-Daniels-Midland Co.	9,244	$313,741
Danone SA	2,204	168,095
H.J. Heinz Co.	1,133	82,052
Hormel Foods Corp.	2,072	85,512
Kraft Foods Group, Inc.	1,484	76,411
Mondelez International, Inc., Class A	9,660	303,807
Nestle SA	5,730	408,620
Tyson Foods, Inc., Class A	3,463	85,294
Unilever NV	3,515	149,779
Unilever PLC	2,106	91,246

		$1,764,557

Security	Shares	Value
Gas Utilities — 0.2%
Osaka Gas Co., Ltd.	13,000	$56,342
Tokyo Gas Co., Ltd.	12,000	68,498

		$124,840

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	8,347	$308,171
Essilor International SA	229	25,802
Medtronic, Inc.	5,954	277,933
Smith and Nephew PLC	7,695	88,081
Stryker Corp.	3,555	233,137

		$933,124

Health Care Providers & Services — 1.0%
AmerisourceBergen Corp.	5,056	$273,631
Cardinal Health, Inc.	5,192	229,590
McKesson Corp.	662	70,053

		$573,274

Hotels, Restaurants & Leisure — 0.4%
Compass Group PLC	5,067	$66,733
Crown, Ltd.	5,345	71,521
Sodexo	342	28,602
Tabcorp Holdings, Ltd.	6,429	23,013
Tatts Group, Ltd.	7,848	26,614

		$216,483

Household Products — 2.1%
Kimberly-Clark Corp.	987	$101,848
Procter & Gamble Co.	12,184	935,366
Reckitt Benckiser Group PLC	1,881	137,315

		$1,174,529

Independent Power Producers & Energy Traders — 0.9%
AES Corp. (The)	6,715	$93,070
Calpine Corp.(2)	6,213	135,008
NRG Energy, Inc.	9,542	265,936

		$494,014

Industrial Conglomerates — 0.4%
Koninklijke Philips Electronics NV	3,343	$92,528
Siemens AG	1,262	131,862

		$224,390

Insurance — 1.0%
AIA Group, Ltd.	30,902	$137,466
Aviva PLC	3,706	17,594
China Life Insurance Co., Ltd. ADR	286	11,921
MetLife, Inc.	3,144	122,585
Prudential PLC	1,830	31,466
Sampo Oyj	601	24,049
Sony Financial Holdings, Inc.	2,000	28,254
Suncorp Group, Ltd.	5,222	70,332
Tokio Marine Holdings, Inc.	1,800	57,203
Zurich Insurance Group AG(2)	209	58,403

		$559,273

Security	Shares	Value
Machinery — 0.1%
SMC Corp.	200	$40,095

		$40,095

Media — 0.4%
British Sky Broadcasting Group PLC	3,318	$43,485
Eutelsat Communications SA	388	14,020
Lagardere SCA	1,085	40,327
News Corp., Class B	710	22,283
Pearson PLC	1,430	26,008
Reed Elsevier PLC	4,892	57,194
WPP PLC	1,725	28,518

		$231,835

Metals & Mining — 2.4%
Allied Nevada Gold Corp.(2)	501	$5,316
Anglo American PLC	339	8,289
AngloGold Ashanti, Ltd. ADR	327	6,377
ArcelorMittal	238	2,942
AuRico Gold, Inc.	29,993	154,215
Barrick Gold Corp.	2,289	45,116
Barrick Gold Corp.	5,433	107,102
BHP Billiton PLC	1,878	52,833
BHP Billiton, Ltd.	3,424	115,111
Centerra Gold, Inc.	711	2,971
Eldorado Gold Corp.	4,764	37,688
Goldcorp, Inc.	1,969	58,281
IAMGOLD Corp.	26,195	140,667
Kinross Gold Corp.	41,630	226,859
Newcrest Mining, Ltd.	1,559	27,311
Newmont Mining Corp.	1,895	61,398
Norsk Hydro ASA	2,504	11,793
Osisko Mining Corp.(2)	6,710	28,307
Pan American Silver Corp.	6,517	85,712
Randgold Resources, Ltd.	80	6,472
Rio Tinto PLC	2,028	93,126
SEMAFO, Inc.	5,868	11,125
Xstrata PLC	1,612	24,258
Yamana Gold, Inc.	887	10,979

		$1,324,248

Multi-Utilities — 2.8%
Ameren Corp.	2,672	$96,860
Centrica PLC	4,636	26,740
Consolidated Edison, Inc.	3,920	249,508
Dominion Resources, Inc.	1,650	101,772
DTE Energy Co.	1,540	112,235
E.ON AG	1,645	29,874
GDF Suez	4,711	101,005
PG&E Corp.	11,232	544,078
Public Service Enterprise Group, Inc.	6,766	247,703

		$1,509,775

Security	Shares	Value
Multiline Retail — 0.5%
Dollar General Corp.(2)	1,417	$73,811
Dollar Tree, Inc.(2)	1,569	74,622
Family Dollar Stores, Inc.	1,860	114,148

		$262,581

Office Electronics — 0.2%
Canon, Inc.	2,537	$91,242
Neopost SA	98	6,460

		$97,702

Oil, Gas & Consumable Fuels — 5.5%
BG Group PLC	7,617	$128,585
BP PLC	35,842	259,716
Canadian Natural Resources, Ltd.	5,940	174,229
Chevron Corp.	2,768	337,724
Exxon Mobil Corp.	9,579	852,435
INPEX Corp.	5	24,197
OAO Gazprom ADR	3,791	30,138
Petroleo Brasileiro SA ADR	666	13,300
Repsol SA	305	7,151
Royal Dutch Shell PLC, Class A	1,237	42,114
Royal Dutch Shell PLC, Class A	561	19,081
Royal Dutch Shell PLC, Class B	4,187	146,869
Statoil ASA	4,899	119,934
Total SA	3,475	174,921
TransCanada Corp.	13,465	667,469
Woodside Petroleum, Ltd.	622	24,267

		$3,022,130

Paper & Forest Products — 0.2%
Domtar Corp.	1,548	$107,601

		$107,601

Personal Products — 0.2%
Kao Corp.	1,200	$41,494
L’Oreal SA	502	89,602

		$131,096

Pharmaceuticals — 12.3%
AbbVie, Inc.	8,347	$384,379
Astellas Pharma, Inc.	1,900	110,742
AstraZeneca PLC	4,737	245,950
Bayer AG	1,075	112,387
Bristol-Myers Squibb Co.	4,018	159,595
Chugai Pharmaceutical Co., Ltd.	1,000	24,897
Daiichi Sankyo Co., Ltd.	2,300	45,003
Eisai Co., Ltd.	900	41,071
Eli Lilly & Co.	8,870	491,221
GlaxoSmithKline PLC	6,911	178,314
Johnson & Johnson	17,853	1,521,611
Merck & Co., Inc.	20,037	941,739
Merck KGaA	234	35,649
Mitsubishi Tanabe Pharma Corp.	3,200	48,676
Novartis AG	4,783	354,074
Novo Nordisk A/S, Class B	564	99,278

Security	Shares	Value
Pfizer, Inc.	33,094	$962,043
Roche Holding AG PC	1,527	382,270
Sanofi	2,220	240,016
Santen Pharmaceutical Co., Ltd.	700	35,136
Shire PLC	3,215	100,218
Takeda Pharmaceutical Co., Ltd.	2,000	109,804
Teva Pharmaceutical Industries, Ltd.	2,583	99,171

		$6,723,244

Professional Services — 0.0%(1)
Adecco SA(2)	321	$17,170

		$17,170

Real Estate Investment Trusts (REITs) — 0.9%
Dexus Property Group	42,572	$50,927
Mirvac Group	51,680	94,902
Stockland	25,088	100,821
Westfield Group	12,303	148,819
Westfield Retail Trust	20,114	68,776

		$464,245

Real Estate Management & Development — 0.1%
Cheung Kong (Holdings), Ltd.	5,000	$75,588

		$75,588

Road & Rail — 0.4%
Asciano, Ltd.	12,992	$72,784
Aurizon Holdings, Ltd.	17,532	75,469
East Japan Railway Co.	600	50,650
West Japan Railway Co.	900	43,544

		$242,447

Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc.(2)	38,766	$109,320
Intel Corp.	4,117	98,602
Samsung Electronics Co., Ltd. GDR(4)	25	17,275
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,319	25,167

		$250,364

Software — 2.6%
CA, Inc.	3,136	$84,578
Microsoft Corp.	36,507	1,208,382
Nintendo Co., Ltd.	200	22,075
SAP AG	1,034	82,432

		$1,397,467

Specialty Retail — 0.5%
Best Buy Co., Inc.	2,095	$54,449
Hennes & Mauritz AB, Class B	3,227	114,602
Industria de Diseno Textil SA	134	17,984
Kingfisher PLC	3,652	17,795
RadioShack Corp.	2,005	6,356
Yamada Denki Co., Ltd.	890	42,950

		$254,136

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.5%
Adidas AG	297	$31,057
Compagnie Financiere Richemont SA, Class A	1,260	101,970
LVMH Moet Hennessy Louis Vuitton SA	812	140,707

		$273,734

Tobacco — 1.4%
British American Tobacco PLC	2,555	$141,637
Imperial Tobacco Group PLC	2,992	106,981
Japan Tobacco, Inc.	3,100	117,184
Reynolds American, Inc.	8,013	379,976
Swedish Match AB	618	21,439

		$767,217

Trading Companies & Distributors — 0.3%
Mitsubishi Corp.	3,400	$61,208
Mitsui & Co., Ltd.	4,500	61,995
Sumitomo Corp.	3,500	43,816

		$167,019

Wireless Telecommunication Services — 1.4%
America Movil SAB de CV ADR, Series L	443	$9,471
China Mobile, Ltd. ADR	647	35,740
KDDI Corp.	2,700	129,836
MTN Group, Ltd. ADR	2,054	37,321
NTT DoCoMo, Inc.	83	137,440
SoftBank Corp.	2,400	119,025
Vodafone Group PLC	91,060	277,851

		$746,684

Total Common Stocks (identified cost $39,809,745)		$44,189,619

Exchange-Traded Funds — 6.7%

Security	Shares	Value
Equity Funds — 6.7%
Financial Select Sector SPDR Fund (The)	4,677	$87,460
iShares FTSE China 25 Index Fund	372	14,039
iShares MSCI Australia Index Fund	11,706	328,939
iShares MSCI Emerging Markets Index Fund	3,706	160,433
iShares MSCI Malaysia Index Fund	1,831	28,966
iShares MSCI South Korea Index Fund	14,682	857,722
iShares MSCI Switzerland Index Fund	25,781	786,321
iShares MSCI United Kingdom Index Fund	6,495	122,041
iShares S&P India Nifty 50 Index Fund	1,141	29,073
iShares S&P Latin America 40 Index Fund	124	5,373
SPDR S&P 500 ETF Trust	8,000	1,277,440

Total Exchange-Traded Funds (identified cost $3,466,711)		$3,697,807

Rights — 0.0%(1)

Security	Shares	Value
Commercial Banks — 0.0%(1)
Banco Santander SA(2)	9,631	$2,017

Total Rights (identified cost $1,893)		$2,017

Short-Term Investments — 9.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(5)	$5,204	$5,204,181

Total Short-Term Investments (identified cost $5,204,181)		$5,204,181

Total Investments — 96.9% (identified cost $48,482,530)		$53,093,624

Other Assets, Less Liabilities — 3.1%		$1,670,703

Net Assets — 100.0%		$54,764,327

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2013, the aggregate value of these securities is $11,989 or less than 0.05% of the Fund’s net assets.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $17,275 or less than 0.05% of the Fund’s net assets.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2013 was $2,030.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	48.9%	$26,759,365
United Kingdom	6.3	3,444,238
Japan	5.6	3,067,509
Australia	4.4	2,414,496
Canada	3.9	2,142,604
Switzerland	3.3	1,788,205
France	2.8	1,546,524
Germany	1.1	604,860
Other (less than 1.0% each)	4.4	2,421,818

Common Stocks	80.7%	$44,189,619
Exchange-Traded Funds	6.7	3,697,807
Rights	0.0 (1)	2,017
Short-Term Investments	9.5	5,204,181

Total Investments	96.9%	$53,093,624

(1)	Amount is less than 0.05%

A summary of open financial instruments at April 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
6/19/13	Australian Dollar 100,750	United States Dollar 104,000	State Street Trust Company Canada	$(74)
6/19/13	Australian Dollar 1,411,184	United States Dollar 1,447,621	State Street Trust Company Canada	(10,127)
6/19/13	Canadian Dollar 2,687,600	United States Dollar 2,614,066	State Street Trust Company Canada	(50,671)
6/19/13	Euro 1,489,445	United States Dollar 1,948,232	State Street Trust Company Canada	(13,896)
6/19/13	Japanese Yen 131,591,665	United States Dollar 1,361,262	State Street Trust Company Canada	11,071
6/19/13	Norwegian Krone 238,000	United States Dollar 41,659	State Street Trust Company Canada	460
6/19/13	Swiss Franc 552,307	United States Dollar 588,586	State Street Trust Company Canada	(5,695)
6/26/13	South Korean Won 439,990,665	United States Dollar 388,650	State Street Trust Company Canada	(10,070)
6/26/13	South Korean Won 394,393,880	United States Dollar 347,300	State Street Trust Company Canada	(10,100)

				$(89,102)

Purchases

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
6/19/13	British Pound Sterling 84,000	Euro 98,816	State Street Trust Company Canada	$266
6/19/13	British Pound Sterling 727,623	United States Dollar 1,083,209	State Street Trust Company Canada	46,700
6/19/13	Danish Krone 496,000	United States Dollar 87,037	State Street Trust Company Canada	624
6/19/13	Hong Kong Dollar 15,594,437	United States Dollar 2,011,212	State Street Trust Company Canada	(1,170)
6/19/13	Hong Kong Dollar 2,168,231	United States Dollar 279,644	State Street Trust Company Canada	(170)
6/19/13	New Zealand Dollar 16,000	United States Dollar 13,133	State Street Trust Company Canada	536
6/19/13	Singapore Dollar 1,296,238	Japanese Yen 99,756,000	State Street Trust Company Canada	28,876
6/19/13	Singapore Dollar 153,265	United States Dollar 122,964	State Street Trust Company Canada	1,473
6/19/13	Singapore Dollar 2,352,977	United States Dollar 1,886,608	State Street Trust Company Canada	23,782
6/19/13	Swedish Krona 662,403	United States Dollar 103,948	State Street Trust Company Canada	(1,848)
6/19/13	Swiss Franc 91,000	Euro 74,577	State Street Trust Company Canada	(329)
6/26/13	Indian Rupee 3,481,000	United States Dollar 62,936	State Street Trust Company Canada	1,006
12/31/13	Hong Kong Dollar 240,000	United States Dollar 30,994	State Street Trust Company Canada	(36)
12/31/13	Singapore Dollar 21,000	United States Dollar 17,182	State Street Trust Company Canada	(128)

				$99,582

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
6/13	83 Euro Stoxx 50	Long	$2,819,801	$2,917,401	$97,600
6/13	21 FTSE 100 Index	Long	2,063,936	2,082,320	18,384

					$115,984

Euro Stoxx 50: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within eurozone nations.

FTSE 100: Market capitalization-weighted stock index of 100 largest, blue-chip companies listed on London Stock Exchange.

At April 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures contracts	$115,984	$—

		$115,984	$—

Foreign Exchange	Forward foreign currency exchange contracts	$114,794	$(104,314)

		$114,794	$(104,314)

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$48,482,530

Gross unrealized appreciation	$5,352,058
Gross unrealized depreciation	(740,964)

Net unrealized appreciation	$4,611,094

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,321,780	$1,230,533	$—	$2,552,313
Consumer Staples	6,308,881	2,837,941	—	9,146,822
Energy	2,897,451	946,835	—	3,844,286
Financials	1,799,540	3,249,178	—	5,048,718
Health Care	5,853,103	2,376,539	—	8,229,642
Industrials	321,173	1,153,464	—	1,474,637
Information Technology	3,163,008	351,615	—	3,514,623
Materials	1,089,714	601,372	—	1,691,086
Telecommunication Services	2,093,902	1,822,102	—	3,916,004
Utilities	4,443,411	328,077	—	4,771,488
Total Common Stocks	$29,291,963	$14,897,656 *	$—	$44,189,619
Exchange-Traded Funds	$3,697,807	$—	$—	$3,697,807
Rights	2,017	—	—	2,017
Short-Term Investments	—	5,204,181	—	5,204,181
Total Investments	$32,991,787	$20,101,837	$—	$53,093,624
Forward Foreign Currency Exchange Contracts	$—	$114,794	$—	$114,794
Futures Contracts	115,984	—	—	115,984
Total	$33,107,771	$20,216,631	$—	$53,324,402

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(104,314)	$—	$(104,314)
Total	$—	$(104,314)	$—	$(104,314)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.

Eaton Vance

Hexavest International Equity Fund

April 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 80.4%

Security	Shares	Value
Air Freight & Logistics — 0.1%
Toll Holdings, Ltd.	1,148	$6,792

		$6,792

Airlines — 0.2%
Qantas Airways, Ltd.(1)	6,540	$12,889

		$12,889

Auto Components — 0.5%
Bridgestone Corp.	500	$18,872
Denso Corp.	300	13,452

		$32,324

Automobiles — 1.3%
Daimler AG	220	$12,198
Honda Motor Co., Ltd.	200	7,980
Nissan Motor Co., Ltd.	800	8,346
Toyota Motor Corp.	700	40,626
Volkswagen AG, PFC Shares	58	11,779

		$80,929

Beverages — 3.4%
Anheuser-Busch InBev NV	226	$21,712
Asahi Group Holdings, Ltd.	600	14,920
Cia de Bebidas das Americas ADR, PFC Shares	83	3,488
Coca-Cola Amatil, Ltd.	839	13,180
Diageo PLC	1,997	60,983
Heineken NV	298	21,091
Kirin Holdings Co., Ltd.	1,000	17,499
Pernod-Ricard SA	271	33,569
SABMiller PLC	590	31,835

		$218,277

Capital Markets — 0.9%
Credit Suisse Group AG(1)	352	$9,775
Deutsche Bank AG	190	8,746
Julius Baer Group, Ltd.(1)	294	11,720
Partners Group Holding AG	48	12,315
UBS AG(1)	968	17,268

		$59,824

Chemicals — 1.1%
Akzo Nobel NV	178	$10,735
Asahi Kasei Corp.	1,000	6,722
BASF SE	147	13,761
Givaudan SA(1)	8	10,303
Shin-Etsu Chemical Co., Ltd.	200	13,482
Syngenta AG	34	14,536

		$69,539

1

Security	Shares	Value
Commercial Banks — 9.7%
Australia and New Zealand Banking Group, Ltd.	1,264	$41,772
Banco Bilbao Vizcaya Argentaria SA	38	370
Banco Bilbao Vizcaya Argentaria SA	2,133	20,764
Banco Bradesco SA ADR, PFC Shares	121	2,007
Banco Santander SA	3,578	25,839
Bank of China, Ltd., Class H	7,000	3,280
Bank of Yokohama, Ltd. (The)	2,000	12,167
Barclays PLC	5,024	22,419
BNP Paribas	132	7,360
Commonwealth Bank of Australia	654	49,848
HSBC Holdings PLC	9,767	106,968
Industrial & Commercial Bank of China, Ltd., Class H	5,000	3,525
Intesa Sanpaolo SpA	2,114	3,839
Itau Unibanco Holding SA ADR, PFC Shares	124	2,087
Mitsubishi UFJ Financial Group, Inc.	8,400	56,993
Mizuho Financial Group, Inc.	20,600	45,329
National Australia Bank, Ltd.	1,077	38,005
Nordea Bank AB	918	11,046
Skandinaviska Enskilda Banken AB, Class A	959	9,866
Standard Chartered PLC	1,396	35,134
Sumitomo Mitsui Financial Group, Inc.	800	37,814
Sumitomo Mitsui Trust Holding, Inc.	2,000	10,051
Svenska Handelsbanken AB, Class A	310	14,132
Swedbank AB, Class A	508	12,509
Turkiye Garanti Bankasi A.S. ADR	226	1,268
Westpac Banking Corp.	1,265	44,376

		$618,768

Commercial Services & Supplies — 0.2%
Brambles, Ltd.	1,240	$11,227

		$11,227

Communications Equipment — 0.4%
Nokia Oyj	2,086	$7,008
Telefonaktiebolaget LM Ericsson, Class B	1,307	16,255

		$23,263

Construction & Engineering — 0.5%
Balfour Beatty PLC	1,049	$3,523
Bouygues SA	379	10,590
Skanska AB, Class B	598	10,202
Vinci SA	194	9,352

		$33,667

Containers & Packaging — 0.2%
Amcor, Ltd.	1,446	$14,850

		$14,850

Diversified Financial Services — 0.7%
ING Groep NV(1)	1,425	$11,739
Investor AB, Class B	639	18,951
ORIX Corp.	1,060	16,265

		$46,955

Diversified Telecommunication Services — 5.9%
Belgacom SA	296	$6,815
BT Group PLC	8,553	36,775
Chunghwa Telecom Co., Ltd. ADR	75	2,418
Deutsche Telekom AG	1,332	15,776

2

Security	Shares	Value
France Telecom SA	2,525	$26,965
Inmarsat PLC	840	9,442
Nippon Telegraph & Telephone Corp.	1,200	59,676
Singapore Telecommunications, Ltd.	6,000	19,123
Swisscom AG	68	32,029
Telefonica SA	1,411	20,660
Telenor ASA	1,527	34,411
TeliaSonera AB	4,514	31,146
Telstra Corp., Ltd.	5,265	27,193
Vivendi SA	2,453	55,565

		$377,994

Electric Utilities — 0.4%
Chubu Electric Power Co., Inc.	600	$7,768
Enel SpA	2,457	9,502
Iberdrola SA	895	4,812
Korea Electric Power Corp. ADR(1)	154	2,205

		$24,287

Electrical Equipment — 1.6%
ABB, Ltd.(1)	2,060	$46,715
Alstom SA	395	16,222
Mitsubishi Electric Corp.	1,000	9,533
Nidec Corp.	200	13,601
Schneider Electric SA	208	15,857

		$101,928

Electronic Equipment, Instruments & Components — 0.8%
Hitachi, Ltd.	2,622	$16,757
Hon Hai Precision Industry Co., Ltd. GDR(2)	315	1,611
Hoya Corp.	500	10,018
Kyocera Corp.	200	20,345

		$48,731

Food & Staples Retailing — 4.1%
Aeon Co., Ltd.	800	$11,326
Casino Guichard-Perrachon SA	120	12,980
Delhaize Group SA	205	12,827
FamilyMart Co., Ltd.	200	9,140
J Sainsbury PLC	849	5,032
Koninklijke Ahold NV	377	5,956
Lawson, Inc.	200	15,747
Metro AG	167	5,216
Seven & i Holdings Co., Ltd.	1,200	46,159
Tesco PLC	9,531	54,212
Wal-Mart de Mexico SAB de CV, Series V ADR	46	1,453
Wesfarmers, Ltd.	697	31,357
WM Morrison Supermarkets PLC	2,271	10,306
Woolworths, Ltd.	1,094	41,319

		$263,030

Food Products — 4.5%
Danone SA	718	$54,760
Nestle SA	1,997	142,411
Unilever NV	1,285	54,756
Unilever PLC	753	32,625

		$284,552

3

Security	Shares	Value
Gas Utilities — 0.6%
Osaka Gas Co., Ltd.	3,000	$13,002
Tokyo Gas Co., Ltd.	4,000	22,833

		$35,835

Health Care Equipment & Supplies — 0.5%
Essilor International SA	71	$8,000
Smith and Nephew PLC	2,172	24,862

		$32,862

Hotels, Restaurants & Leisure — 1.1%
Compass Group PLC	1,893	$24,931
Crown, Ltd.	1,132	15,147
Sodexo	146	12,210
Tabcorp Holdings, Ltd.	2,537	9,081
Tatts Group, Ltd.	3,090	10,479

		$71,848

Household Products — 0.7%
Reckitt Benckiser Group PLC	596	$43,509

		$43,509

Industrial Conglomerates — 0.9%
Koninklijke Philips Electronics NV	1,288	$35,649
Siemens AG	202	21,107

		$56,756

Insurance — 2.1%
AIA Group, Ltd.	6,925	$30,806
Aviva PLC	1,678	7,966
China Life Insurance Co., Ltd. ADR	38	1,584
Prudential PLC	895	15,389
Sampo Oyj	353	14,125
Sony Financial Holdings, Inc.	500	7,064
Suncorp Group, Ltd.	1,126	15,165
Tokio Marine Holdings, Inc.	600	19,068
Zurich Insurance Group AG(1)	78	21,796

		$132,963

Machinery — 0.3%
SMC Corp.	100	$20,047

		$20,047

Media — 1.6%
British Sky Broadcasting Group PLC	1,366	$17,902
Eutelsat Communications SA	199	7,190
Lagardere SCA	496	18,435
News Corp., Class B	374	11,738
Pearson PLC	569	10,349
Reed Elsevier PLC	1,983	23,184
WPP PLC	753	12,449

		$101,247

Metals & Mining — 2.5%
Anglo American PLC	155	$3,790
AngloGold Ashanti, Ltd. ADR	29	566
ArcelorMittal	106	1,310
AuRico Gold, Inc.	1,391	7,152
Barrick Gold Corp.	363	7,156

4

Security	Shares	Value
BHP Billiton PLC	878	$24,701
BHP Billiton, Ltd.	754	25,349
Centerra Gold, Inc.	82	343
Eldorado Gold Corp.	389	3,077
Goldcorp, Inc.	202	5,979
IAMGOLD Corp.	92	494
IAMGOLD Corp.	704	3,780
Kinross Gold Corp.	1,252	6,823
Newcrest Mining, Ltd.	246	4,310
Newmont Mining Corp.	119	3,856
Norsk Hydro ASA	871	4,102
Osisko Mining Corp.(1)	115	485
Pan American Silver Corp.	594	7,812
Randgold Resources, Ltd.	15	1,214
Rio Tinto PLC	821	37,700
SEMAFO, Inc.	361	684
Xstrata PLC	684	10,293
Yamana Gold, Inc.	136	1,683

		$162,659

Multi-Utilities — 0.9%
Centrica PLC	2,111	$12,176
E.ON AG	748	13,584
GDF Suez	1,253	26,864
National Grid PLC	341	4,347

		$56,971

Office Electronics — 0.6%
Canon, Inc.	894	$32,152
Neopost SA	59	3,889

		$36,041

Oil, Gas & Consumable Fuels — 5.3%
BG Group PLC	3,133	$52,889
BP PLC	13,329	96,584
OAO Gazprom ADR	337	2,679
Petroleo Brasileiro SA ADR	89	1,777
Repsol SA	136	3,189
Royal Dutch Shell PLC, Class A	759	25,841
Royal Dutch Shell PLC, Class A	277	9,421
Royal Dutch Shell PLC, Class B	1,579	55,387
Statoil ASA	1,307	31,997
Total SA	923	46,461
Woodside Petroleum, Ltd.	236	9,207

		$335,432

Personal Products — 1.0%
Kao Corp.	700	$24,205
L’Oreal SA	212	37,840

		$62,045

Pharmaceuticals — 12.8%
Astellas Pharma, Inc.	800	$46,628
AstraZeneca PLC	1,692	87,850
Bayer AG	339	35,441
Chugai Pharmaceutical Co., Ltd.	300	7,469
Daiichi Sankyo Co., Ltd.	800	15,653
Eisai Co., Ltd.	200	9,127

5

Security	Shares	Value
GlaxoSmithKline PLC	2,840	$73,276
Merck KGaA	88	13,407
Mitsubishi Tanabe Pharma Corp.	1,000	15,211
Novartis AG	1,614	119,481
Novo Nordisk A/S, Class B	203	35,733
Roche Holding AG PC	507	126,923
Sanofi	991	107,142
Santen Pharmaceutical Co., Ltd.	200	10,039
Shire PLC	1,047	32,637
Takeda Pharmaceutical Co., Ltd.	1,000	54,902
Teva Pharmaceutical Industries, Ltd.	708	27,183

		$818,102

Professional Services — 0.1%
Adecco SA(1)	147	$7,863

		$7,863

Real Estate Investment Trusts (REITs) — 1.6%
Dexus Property Group	10,292	$12,312
Mirvac Group	11,692	21,470
Stockland	5,321	21,383
Westfield Group	2,887	34,922
Westfield Retail Trust	4,261	14,570

		$104,657

Real Estate Management & Development — 0.2%
Cheung Kong (Holdings), Ltd.	1,000	$15,118

		$15,118

Road & Rail — 1.1%
Asciano, Ltd.	2,588	$14,499
Aurizon Holdings, Ltd.	4,228	18,200
East Japan Railway Co.	200	16,883
West Japan Railway Co.	400	19,353

		$68,935

Semiconductors & Semiconductor Equipment — 0.1%
Samsung Electronics Co., Ltd. GDR(3)	3	$2,073
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	177	3,377

		$5,450

Software — 0.3%
SAP AG	254	$20,249

		$20,249

Specialty Retail — 0.7%
Hennes & Mauritz AB, Class B	948	$33,667
Industria de Diseno Textil SA	46	6,173
Kingfisher PLC	1,522	7,416

		$47,256

Textiles, Apparel & Luxury Goods — 1.4%
Adidas AG	135	$14,116
Compagnie Financiere Richemont SA, Class A	409	33,100
LVMH Moet Hennessy Louis Vuitton SA	252	43,668

		$90,884

Tobacco — 2.5%
British American Tobacco PLC	1,102	$61,090
Imperial Tobacco Group PLC	1,030	36,828
Japan Tobacco, Inc.	1,400	52,922

6

Security	Shares	Value
Swedish Match AB	281	$9,748

		$160,588

Trading Companies & Distributors — 1.0%
Mitsubishi Corp.	900	$16,202
Mitsui & Co., Ltd.	2,400	33,064
Sumitomo Corp.	1,200	15,023

		$64,289

Wireless Telecommunication Services — 4.0%
America Movil SAB de CV ADR, Series L	59	$1,261
China Mobile, Ltd. ADR	70	3,867
KDDI Corp.	1,100	52,896
MTN Group, Ltd. ADR	182	3,307
NTT DoCoMo, Inc.	28	46,365
SoftBank Corp.	700	34,716
Vodafone Group PLC	36,649	111,827

		$254,239

Total Common Stocks (identified cost $4,545,901)		$5,135,671

Exchange-Traded Funds — 7.6%

Security	Shares	Value
Equity Funds — 7.6%
iShares FTSE China 25 Index Fund	45	$1,698
iShares MSCI Australia Index Fund	2,454	68,957
iShares MSCI Emerging Markets Index Fund	616	26,667
iShares MSCI EMU Index Fund	3,309	114,260
iShares MSCI Japan Index Fund	2,681	31,368
iShares MSCI Malaysia Index Fund	222	3,512
iShares MSCI South Korea Index Fund	1,621	94,699
iShares MSCI Switzerland Index Fund	1,567	47,793
iShares MSCI United Kingdom Index Fund	5,019	94,307
iShares S&P India Nifty 50 Index Fund	66	1,682
iShares S&P Latin America 40 Index Fund	22	953

Total Exchange-Traded Funds (identified cost $460,448)		$485,896

Rights — 0.0%(4)

Security	Shares	Value
Commercial Banks — 0.0%
Banco Santander SA(1)	3,578	$749

Total Rights (identified cost $703)		$749

Short-Term Investments — 2.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(5)	$187	$186,784

7

Value
Total Short-Term Investments (identified cost $186,784)	$186,784

Total Investments — 90.9% (identified cost $5,193,836)	$5,809,100

Other Assets, Less Liabilities — 9.1%	$580,491

Net Assets — 100.0%	$6,389,591

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2013, the aggregate value of these securities is $1,611 or less than 0.05% of the Fund’s net assets.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $2,073 or less than 0.05% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2013 was $183.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United Kingdom	20.9%	$1,335,062
Japan	17.6	1,125,412
Switzerland	9.5	606,235
Australia	8.7	558,902
France	8.7	554,919
Germany	2.9	185,380
Sweden	2.6	167,522
Netherlands	2.2	139,926
Spain	1.3	81,807
Norway	1.1	70,510
Other (less than 1.0% each)	4.9	309,996

Common Stocks	80.4%	$5,135,671
Exchange-Traded Funds	7.6	485,896
Rights	0.0 (1)	749
Short-Term Investments	2.9	186,784

Total Investments	90.9%	$5,809,100

(1)	Amount is less than 0.05%.

8

A summary of open financial instruments at April 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
6/19/13	Australian Dollar 15,131	Canadian Dollar 16,000	State Street Trust Company Canada	$233
6/19/13	Australian Dollar 61,000	Hong Kong Dollar 487,484	State Street Trust Company Canada	(179)
6/19/13	Australian Dollar 394,080	United States Dollar 404,255	State Street Trust Company Canada	(2,828)
6/19/13	British Pound Sterling 6,000	Hong Kong Dollar 71,538	State Street Trust Company Canada	(96)
6/19/13	British Pound Sterling 47,733	United States Dollar 73,768	State Street Trust Company Canada	(356)
6/19/13	Canadian Dollar 43,559	United States Dollar 42,367	State Street Trust Company Canada	(821)
6/19/13	Euro 111,404	United States Dollar 145,720	State Street Trust Company Canada	(1,039)
6/19/13	Hong Kong Dollar 135,349	Norwegian Krone 103,000	State Street Trust Company Canada	384
6/19/13	Hong Kong Dollar 237,944	Swiss Franc 29,000	State Street Trust Company Canada	534
6/19/13	Japanese Yen 1,283,490	British Pound Sterling 9,000	State Street Trust Company Canada	807
6/19/13	Japanese Yen 15,172,000	Hong Kong Dollar 1,189,149	State Street Trust Company Canada	(2,396)
6/19/13	Japanese Yen 10,794,000	Singapore Dollar 140,258	State Street Trust Company Canada	3,125
6/19/13	Japanese Yen 587,869	United States Dollar 6,131	State Street Trust Company Canada	99
6/19/13	Norwegian Krone 188,000	United States Dollar 32,907	State Street Trust Company Canada	363
6/19/13	Swiss Franc 48,618	United States Dollar 51,563	State Street Trust Company Canada	(749)
6/19/13	Swiss Franc 55,000	United States Dollar 58,316	State Street Trust Company Canada	(864)
6/26/13	South Korean Won 43,039,240	United States Dollar 37,900	State Street Trust Company Canada	(1,132)
6/26/13	South Korean Won 48,148,213	United States Dollar 42,530	State Street Trust Company Canada	(1,136)

				$(6,051)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
6/19/13	Danish Krone 199,368	United States Dollar 34,985	State Street Trust Company Canada	$251
6/19/13	Hong Kong Dollar 1,451,522	United States Dollar 187,000	State Street Trust Company Canada	94
6/19/13	Hong Kong Dollar 255,000	United States Dollar 32,860	State Street Trust Company Canada	9

9

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
6/19/13	Hong Kong Dollar 186,243	United States Dollar 24,000	State Street Trust Company Canada	$6
6/19/13	Hong Kong Dollar 4,442,877	United States Dollar 572,997	State Street Trust Company Canada	(333)
6/19/13	Singapore Dollar 242,159	United States Dollar 194,162	State Street Trust Company Canada	2,448
6/19/13	Singapore Dollar 79,877	United States Dollar 64,085	State Street Trust Company Canada	767
6/19/13	Swedish Krona 144,077	United States Dollar 22,609	State Street Trust Company Canada	(402)
6/26/13	Indian Rupee 379,000	United States Dollar 6,852	State Street Trust Company Canada	157

				$2,997

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
6/13	13 Euro Stoxx 50	Long	$442,429	$456,942	$14,513

					$14,513

Euro Stoxx 50: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within eurozone nations.

At April 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures contracts	$14,513	$—

		$14,513	$—

Foreign Exchange	Forward foreign currency exchange contracts	$9,277	$(12,331)

		$9,277	$(12,331)

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,193,836

Gross unrealized appreciation	$695,251
Gross unrealized depreciation	(79,987)

Net unrealized appreciation	$615,264

10

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$—	$424,488	$—	$424,488
Consumer Staples	4,941	1,027,060	—	1,032,001
Energy	4,456	330,976	—	335,432
Financials	7,316	970,969	—	978,285
Health Care	—	850,964	—	850,964
Industrials	—	384,393	—	384,393
Information Technology	7,061	126,673	—	133,734
Materials	49,890	197,158	—	247,048
Telecommunication Services	10,853	621,380	—	632,233
Utilities	2,205	114,888	—	117,093
Total Common Stocks	$86,722	$5,048,949 *	$—	$5,135,671
Exchange-Traded Funds	485,896	—	—	485,896
Rights	749	—	—	749
Short-Term Investments	—	186,784	—	186,784
Total Investments	$573,367	$5,235,733	$—	$5,809,100
Forward Foreign Currency Exchange Contracts	$—	$9,277	$—	$9,277
Futures Contracts	14,513	—	—	14,513
Total	$587,880	$5,245,010	$—	$5,832,890

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(12,331)	$—	$(12,331)
Total	$—	$(12,331)	$—	$(12,331)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.

11

Eaton Vance

Hexavest Emerging Markets Equity Fund

April 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 88.9%

Security	Shares	Value
Brazil — 13.7%
Banco Bradesco SA ADR, PFC Shares	5,613	$93,120
Banco Do Brasil SA ADR	2,987	37,815
BRF-Brasil Foods SA	116	2,877
BRF-Brasil Foods SA ADR	3,505	87,029
Cia de Bebidas das Americas ADR, PFC Shares	2,350	98,747
Cia de Saneamento de Minas Gerais SA ADR	2,948	37,823
Cia Siderurgica Nacional SA ADR	3,337	13,348
Itau Unibanco Holding SA ADR, PFC Shares	6,334	106,601
Petroleo Brasileiro SA ADR	5,576	111,353
Telefonica Brasil SA ADR	2,677	71,155
Telefonica Brasil SA, PFC Shares	478	12,674
Tractebel Energia SA	2,976	52,968
Vale SA ADR, PFC Shares	3,400	55,284

		$780,794

Canada — 0.5%
AuRico Gold, Inc.	199	$1,023
Barrick Gold Corp.	825	16,263
Eldorado Gold Corp.	552	4,367
IAMGOLD Corp.	1,238	6,648
Kinross Gold Corp.	66	360
Osisko Mining Corp.(1)	471	1,987

		$30,648

Chile — 3.4%
Empresas Copec SA	4,138	$59,309
Enersis SA ADR	2,995	56,545
Latam Airlines Group SA	3,605	74,480
Sociedad Quimica y Minera de Chile SA, Series B	58	2,867

		$193,201

China — 19.6%
Agricultural Bank of China, Ltd., Class H	47,000	$22,583
Bank of China, Ltd., Class H	128,000	59,972
Belle International Holdings, Ltd.	22,000	36,023
China Construction Bank Corp., Class H	102,000	85,610
China Life Insurance Co., Ltd., Class H	6,000	16,596
China Merchants Bank Co., Ltd., Class H	13,000	27,769
China Mobile, Ltd.	16,452	181,056
China Petroleum & Chemical Corp., Class H	60,000	66,214
China Resources Enterprise, Ltd.	8,000	27,465
China Shenhua Energy Co., Ltd., Class H	11,000	39,004
China Telecom Corp., Ltd., Class H	90,000	45,996
China Unicom (Hong Kong), Ltd.	36,000	51,815
Citic Pacific, Ltd.	16,000	19,442
CNOOC, Ltd.	27,000	50,433
Guangdong Investment, Ltd.	28,000	27,000
Hengan International Group Co., Ltd.	6,000	62,266
Industrial & Commercial Bank of China, Ltd., Class H	118,000	83,179
Ping An Insurance (Group) Co. of China, Ltd., Class H	3,500	27,756
Tencent Holdings, Ltd.	1,200	41,367
Tingyi (Cayman Islands) Holding Corp.	34,000	94,289
Want Want China Holdings, Ltd.	31,000	49,247

		$1,115,082

1

Security	Shares	Value
Czech Republic — 0.3%
CEZ AS	583	$16,914

		$16,914

India — 2.6%
HDFC Bank, Ltd. ADR	1,902	$80,721
Infosys, Ltd. ADR	1,593	66,492

		$147,213

Indonesia — 0.6%
Telekomunikasi Indonesia Tbk PT ADR	679	$32,504

		$32,504

Malaysia — 3.8%
Genting Bhd	15,900	$54,913
Genting Bhd ADR	5,194	89,207
Tenaga Nasional Bhd ADR	6,875	70,953

		$215,073

Mexico — 4.5%
America Movil SAB de CV, Series L	146,026	$156,461
Fomento Economico Mexicano SAB de CV, Series UBD	3,274	37,129
Grupo Televisa SAB, Series CPO	12,642	64,073

		$257,663

Poland — 0.5%
Powszechna Kasa Oszczednosci Bank Polski SA	2,635	$27,438

		$27,438

Russia — 4.2%
LUKOIL OAO GDR	970	$61,740
Mobile TeleSystems ADR	1,606	33,244
OAO Gazprom ADR	9,749	77,505
Rosneft Oil Co. GDR(1)(2)	9,545	65,240

		$237,729

South Africa — 5.8%
AngloGold Ashanti, Ltd.	900	$17,364
AngloGold Ashanti, Ltd. ADR	59	1,151
Bidvest Group, Ltd.	60	1,562
Gold Fields, Ltd.	2,078	15,580
MTN Group, Ltd.	4,907	88,552
Naspers, Ltd., Class N	765	51,265
Remgro, Ltd.	2,970	59,912
Sasol, Ltd.	1,230	53,279
Sibanye Gold, Ltd.(1)	2,078	1,968
Standard Bank Group, Ltd.	2,948	36,863

		$327,496

South Korea — 18.8%
Celltrion, Inc.	329	$9,448
E-Mart Co., Ltd.	141	27,544
Hana Financial Group, Inc.	1,821	58,319
Hyundai Heavy Industries Co., Ltd.	61	11,161
Hyundai Mobis	152	34,560
Hyundai Motor Co. GDR(2)	2,589	92,194
KB Financial Group, Inc. ADR	903	29,618
Korea Electric Power Corp. ADR(1)	6,156	88,154
KT Corp. ADR	2,276	37,008
KT&G Corp.	2,328	167,730
LG Chem, Ltd.	128	30,292
LG Corp.	414	24,696
POSCO ADR	415	29,876
Samsung C&T Corp.	262	14,064

2

Security	Shares	Value
Samsung Electronics Co., Ltd.	16	$22,128
Samsung Electronics Co., Ltd. GDR(2)	235	162,385
Samsung Engineering Co., Ltd.	97	7,810
Samsung Fire & Marine Insurance Co., Ltd.	569	117,096
Shinhan Financial Group Co., Ltd. ADR	1,374	47,114
Shinsegae Co., Ltd.	72	15,481
SK Telecom Co., Ltd. ADR	2,313	45,080

		$1,071,758

Taiwan — 10.6%
AU Optronics Corp. ADR(1)	9,378	$45,389
Cathay Financial Holding Co., Ltd. GDR(3)	9,523	128,105
Chunghwa Telecom Co., Ltd. ADR	2,333	75,216
Fubon Financial Holding Co., Ltd.	89,000	127,335
Hon Hai Precision Industry Co., Ltd. GDR(2)	11,320	57,902
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,757	167,084

		$601,031

Total Common Stocks (identified cost $4,834,397)		$5,054,544

Exchange-Traded Funds — 3.7%

Security	Shares	Value
Equity Funds — 3.7%
iShares MSCI Emerging Markets Index Fund	176	$7,619
iShares MSCI Malaysia Index Fund	2,358	37,303
iShares MSCI South Korea Index Fund	535	31,255
iShares S&P India Nifty 50 Index Fund	4,029	102,659
iShares S&P/TSX Global Gold Index Fund	2,522	31,342

		$210,178

Total Exchange-Traded Funds (identified cost $223,282)		$210,178

Short-Term Investments — 5.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(4)	$319	$318,923

Total Short-Term Investments (identified cost $318,923)		$318,923

Total Investments — 98.2% (identified cost $5,376,602)		$5,583,645

Other Assets, Less Liabilities — 1.8%		$104,961

Net Assets — 100.0%		$5,688,606

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

3

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2013, the aggregate value of these securities is $377,721 or 6.6% of the Fund’s net assets.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $128,105 or 2.3% of the Fund’s net assets.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2013 was $240.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	50.1%	$2,850,461
Hong Kong Dollar	19.6	1,115,082
South Korean Won	9.5	540,329
South African Rand	5.7	326,345
Mexican Peso	4.5	257,663
Chilean Peso	2.4	136,656
New Taiwan Dollar	2.3	127,335
Brazilian Real	1.2	68,519
Canadian Dollar	1.1	61,990
Other currency, less than 1% each	1.8	99,265

Total Investments	98.2%	$5,583,645

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	22.4%	$1,273,522
Telecommunication Services	14.6	830,761
Consumer Staples	11.5	654,323
Energy	10.3	584,077
Information Technology	9.9	562,747
Consumer Discretionary	7.7	437,716
Utilities	6.1	350,357
Exchange-Traded Funds	3.7	210,178
Materials	3.5	198,378
Industrials	2.7	153,215
Health Care	0.2	9,448
Short-Term Investments	5.6	318,923

Total Investments	98.2%	$5,583,645

A summary of open financial instruments at April 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
6/19/13	Canadian Dollar 25,558	United States Dollar 24,859	State Street Trust Company Canada	$(482)
6/19/13	Polish Zloty 22,495	United States Dollar 7,045	State Street Trust Company Canada	(52)
6/19/13	South African Rand 33,778	United States Dollar 3,675	State Street Trust Company Canada	(65)
6/26/13	Chilean Peso 86,806,000	United States Dollar 181,371	State Street Trust Company Canada	(1,554)

4

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
6/26/13	South Korean Won 534,382,800	United States Dollar 477,426	State Street Trust Company Canada	$(7,205)
6/26/13	South Korean Won 154,143,000	United States Dollar 137,101	State Street Trust Company Canada	(2,691)

				$(12,049)

Purchases

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
6/19/13	Czech Koruna 589,000	United States Dollar 30,016	State Street Trust Company Canada	$63
6/19/13	Hong Kong Dollar 358,616	United States Dollar 46,203	State Street Trust Company Canada	20
6/19/13	Mexican Peso 279,050	United States Dollar 22,630	State Street Trust Company Canada	263
6/19/13	New Turkish Lira 217,520	United States Dollar 119,990	State Street Trust Company Canada	746
6/26/13	Brazilian Real 475,000	United States Dollar 236,365	State Street Trust Company Canada	(543)
6/26/13	Indian Rupee 19,859,990	United States Dollar 359,067	State Street Trust Company Canada	8,231
6/26/13	Indonesian Rupiah 297,900,000	United States Dollar 30,287	State Street Trust Company Canada	208
6/26/13	Malaysian Ringgit 37,338	United States Dollar 11,901	State Street Trust Company Canada	336
6/26/13	New Taiwan Dollar 422,820	United States Dollar 14,240	State Street Trust Company Canada	115
6/26/13	Russian Ruble 173,800	United States Dollar 5,546	State Street Trust Company Canada	(11)

				$9,428

At April 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The fund enters into forward foreign currency exchange contracts to enhance return.

At April 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $9,982 and $12,603, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,376,602

Gross unrealized appreciation	$453,863
Gross unrealized depreciation	(246,820)

Net unrealized appreciation	$207,043

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

5

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$1,345,002	$1,837,659	$—	$3,182,661
Emerging Europe	237,729	44,352	—	282,081
Latin America	1,231,658	—	—	1,231,658
Middle East/Africa	3,119	324,377	—	327,496
North America	30,648	—	—	30,648
Total Common Stocks	$2,848,156	$2,206,388 *	$—	$5,054,544
Exchange-Traded Funds	210,178	—	—	210,178
Short-Term Investments	—	318,923	—	318,923
Total Investments	$3,058,334	$2,525,311	$—	$5,583,645
Forward Foreign Currency Exchange Contracts	$—	$9,982	$—	$9,982
Total	$3,058,334	$2,535,293	$—	$5,593,627
Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(12,603)	$—	$(12,603)
Total	$—	$(12,603)	$—	$(12,603)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.

6

Eaton Vance

Hexavest U.S. Equity Fund

April 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 88.5%

Security	Shares	Value
Aerospace & Defense — 1.8%
Lockheed Martin Corp.	146	$14,467
Northrop Grumman Corp.	182	13,785

		$28,252

Automobiles — 3.9%
Ford Motor Co.	2,476	$33,946
General Motors Co.(1)	876	27,016

		$60,962

Beverages — 2.1%
Molson Coors Brewing Co., Class B	132	$6,811
PepsiCo, Inc.	310	25,566

		$32,377

Capital Markets — 1.0%
Northern Trust Corp.	110	$5,931
State Street Corp.	177	10,349

		$16,280

Commercial Banks — 2.1%
Fifth Third Bancorp	224	$3,815
KeyCorp	489	4,875
U.S. Bancorp	109	3,628
Wells Fargo & Co.	546	20,737

		$33,055

Communications Equipment — 3.7%
Cisco Systems, Inc.	2,568	$53,722
Research In Motion, Ltd.(1)	253	4,144

		$57,866

Computers & Peripherals — 4.1%
Apple, Inc.	34	$15,053
Dell, Inc.	1,389	18,613
Hewlett-Packard Co.	1,428	29,417

		$63,083

Diversified Financial Services — 0.5%
JPMorgan Chase & Co.	173	$8,479

		$8,479

Diversified Telecommunication Services — 6.5%
AT&T, Inc.	1,652	$61,884
BCE, Inc.	285	13,349
Verizon Communications, Inc.	469	25,284

		$100,517

Electric Utilities — 8.6%
American Electric Power Co., Inc.	506	$26,023

1

Security	Shares	Value
Duke Energy Corp.	330	$24,816
Edison International	286	15,387
Entergy Corp.	195	13,890
Exelon Corp.	471	17,667
FirstEnergy Corp.	71	3,308
NextEra Energy, Inc.	206	16,898
Northeast Utilities	78	3,536
Pinnacle West Capital Corp.	73	4,446
PPL Corp.	176	5,875
Southern Co. (The)	30	1,447

		$133,293

Energy Equipment & Services — 2.0%
Baker Hughes, Inc.	191	$8,670
Halliburton Co.	459	19,631
Nabors Industries, Ltd.	171	2,529

		$30,830

Food & Staples Retailing — 9.2%
Kroger Co. (The)	290	$9,970
Safeway, Inc.	417	9,391
Sysco Corp.	166	5,787
Wal-Mart Stores, Inc.	751	58,368
Walgreen Co.	1,193	59,065

		$142,581

Food Products — 2.5%
Archer-Daniels-Midland Co.	321	$10,895
H.J. Heinz Co.	44	3,186
Hormel Foods Corp.	70	2,889
Kraft Foods Group, Inc.	116	5,973
Mondelez International, Inc., Class A	390	12,265
Tyson Foods, Inc., Class A	119	2,931

		$38,139

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	346	$12,774
Medtronic, Inc.	210	9,803
Stryker Corp.	125	8,198

		$30,775

Health Care Providers & Services — 1.2%
AmerisourceBergen Corp.	175	$9,471
Cardinal Health, Inc.	161	7,119
McKesson Corp.	22	2,328

		$18,918

Household Products — 3.6%
Kimberly-Clark Corp.	36	$3,715
Procter & Gamble Co.	682	52,357

		$56,072

Independent Power Producers & Energy Traders — 0.9%
AES Corp. (The)	285	$3,950
Calpine Corp.(1)	220	4,781
NRG Energy, Inc.	212	5,908

		$14,639

2

Security	Shares	Value
Insurance — 0.3%
MetLife, Inc.	121	$4,718

		$4,718

Metals & Mining — 1.6%
Allied Nevada Gold Corp.(1)	31	$329
AuRico Gold, Inc.	566	2,910
Barrick Gold Corp.	187	3,686
Centerra Gold, Inc.	10	42
Eldorado Gold Corp.	40	316
Goldcorp, Inc.	13	385
IAMGOLD Corp.	769	4,130
Kinross Gold Corp.	1,720	9,373
Newmont Mining Corp.	81	2,624
Osisko Mining Corp.(1)	182	768
Pan American Silver Corp.	53	697
SEMAFO, Inc.	75	142

		$25,402

Multi-Utilities — 3.6%
Ameren Corp.	195	$7,069
Consolidated Edison, Inc.	83	5,283
Dominion Resources, Inc.	68	4,194
DTE Energy Co.	63	4,592
PG&E Corp.	639	30,953
Public Service Enterprise Group, Inc.	117	4,283

		$56,374

Multiline Retail — 0.6%
Dollar General Corp.(1)	53	$2,761
Dollar Tree, Inc.(1)	59	2,806
Family Dollar Stores, Inc.	70	4,296

		$9,863

Oil, Gas & Consumable Fuels — 6.3%
Canadian Natural Resources, Ltd.	210	$6,160
Chevron Corp.	131	15,983
Exxon Mobil Corp.	626	55,708
TransCanada Corp.	395	19,580

		$97,431

Paper & Forest Products — 0.2%
Domtar Corp.	56	$3,893

		$3,893

Pharmaceuticals — 14.3%
AbbVie, Inc.	498	$22,933
Bristol-Myers Squibb Co.	144	5,720
Eli Lilly & Co.	650	35,997
Johnson & Johnson	698	59,490
Merck & Co., Inc.	906	42,582
Pfizer, Inc.	1,917	55,727

		$222,449

Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc.(1)	1,343	$3,787
Intel Corp.	233	5,581

		$9,368

3

Security	Shares	Value
Software — 4.3%
CA, Inc.	119	$3,209
Microsoft Corp.	1,908	63,155

		$66,364

Specialty Retail — 0.2%
Best Buy Co., Inc.	98	$2,547

		$2,547

Tobacco — 0.8%
Reynolds American, Inc.	262	$12,424

		$12,424

Total Common Stocks (identified cost $1,257,783)		$1,376,951

Exchange-Traded Funds — 6.0%

Security	Shares	Value
Equity Funds — 6.0%
Financial Select Sector SPDR Fund (The)	1,601	$29,938
Market Vectors Gold Miners ETF	430	13,055
SPDR S&P 500 ETF Trust	316	50,459

Total Exchange-Traded Funds (identified cost $90,654)		$93,452

Short-Term Investments — 5.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	$79	$79,105

Total Short-Term Investments (identified cost $79,105)		$79,105

Total Investments — 99.6% (identified cost $1,427,542)		$1,549,508

Other Assets, Less Liabilities — 0.4%		$6,241

Net Assets — 100.0%		$1,555,749

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2013 was $68.

4

A summary of open financial instruments at April 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
6/19/13	Canadian Dollar 75,126	United States Dollar 73,178	State Street Trust Company Canada	$(1,309)

				$(1,309)

At April 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund enters into forward foreign currency exchange contracts to hedge its exposure to foreign currencies.

At April 30, 2013, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $1,309.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,427,542

Gross unrealized appreciation	$145,230
Gross unrealized depreciation	(23,264)

Net unrealized appreciation	$121,966

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$1,376,951	*	$—	$—	$1,376,951
Exchange-Traded Funds	93,452		—	—	93,452
Short-Term Investments	—		79,105	—	79,105
Total Investments	$1,470,403		$79,105	$—	$1,549,508

Liability Description
Forward Foreign Currency Exchange Contracts	$—		$(1,309)	$—	$(1,309)
Total	$—		$(1,309)	$—	$(1,309)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2013